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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

REGISTRATION NO. 33-87498
811-08910

MILES FUNDS, INC.
1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266

AMY M. MITCHELL, Secretary and Treasurer
MILES FUNDS, INC.
1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

GWENETH K. GOSSELINK	JOHN C. MILES, ESQ.
MILES FUNDS,INC.	CLINE, WILLIAMS, WRIGHT,JOHNSON & OLDFATHER
1415 28th STREET, SUITE 200	1900 U.S. BANK BUILDING, 233 S. 13TH STREET
WEST DES MOINES, IOWA 50266	LINCOLN, NEBRASKA 68508

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 03/31

DATE OF REPORTING PERIOD: 12/31/2013

ITEM 1. SCHEDULE OF PORTFFOLIO HOLDINGS

IMMF - Institutional Money Market Fund				12/31/2013

				% of
Principal	Description		Amortized Cost	Net Assets

Govt & Agency Sec
2,300,000.00	FFCB Var (Prime)		2,300,040.47	2.57
	0.150% Due 03/11/14
	3133ECHM
2,000,000.00	FHLB DN		1,999,210.00	2.23
	0.000% Due 03/21/14
	313385UN
6,000,000.00	FFCB Var (Prime)		6,000,149.55	6.7
	0.150% Due 04/01/14
	3133ECK8
4,000,000.00	FHLB		4,002,870.52	4.47
	0.375% Due 06/12/14
	313379TL
3,400,000.00	FNMA Var (Prime)		3,403,100.64	3.8
	0.360% Due 06/23/14
	3135G0BQ
500,000.00	FFCB Var (FED+18)		499,813.16	0.56
	Var Due 07/14/14
	31331KQZ
1,500,000.00	FHLB		1,500,023.87	1.68
	0.180% Due 08/05/14
	313383TK
2,000,000.00	FFCB Var (1ML+1)		1,999,837.00	2.23
	Var Due 10/24/14
	31331KJ8

21,700,000.00	TOTAL	Govt & Agency Sec	21,705,045.21	24.24

Repurchase Agreement
16,731,766.94	South Street Repo		16,731,766.94	18.69
	0.25% due 7/ 1/13	0.01% due 1/ 2/14
16,731,766.94	TOTAL	Repurchase Agreement	16,731,766.94	18.69

Short-Term Invest
245,000.00	First Community Bank		245,000.00	0.27
	14904 - 0.200%
245,000.00	Bank Iowa		245,000.00	0.27
	14521 - 0.200%
246,599.47	NXT Bank, IA CD		246,599.47	0.28
	16438 0.55% 01/27/14
245,000.00	FifthThird Bk, OH CD		245,000.00	0.27
	06672 0.40% 02/06/14
	316777FV
250,000.00	Freedom Financial CD		250,000.00	0.28
	35031 0.50% 02/07/14
40,054,489.04	American MoneyMarket		40,054,489.04	44.74
	0.200%
245,000.00	Bank of the West		245,000.00	0.27
	03514 - 0.350%
245,000.00	Cent S Bk-St Cent IM		245,000.00	0.27
	10903 - 1.000%
245,000.00	Citizens St Bk-Pocah		245,000.00	0.27
	26720 - 0.400%
245,000.00	Comm Svgs-Manchester		245,000.00	0.27
	14633 - 0.520%
245,000.00	Comm Bank of Oelwein		245,000.00	0.27
	34857 - 0.500%
245,000.00	Fidelity Bank-Huxley		245,000.00	0.27
	14251 - 0.300%
245,000.00	FNB-Creston		245,000.00	0.27
	04444 - 0.400%
245,000.00	Iowa State Bank		245,000.00	0.27
	15808 - 0.300%
245,000.00	Nationwide Bk-Columb		245,000.00	0.27
	34710 - 0.300%
245,000.00	Northwest Bk Spencer		245,000.00	0.27
	32647 - 0.400% Mthly
245,000.00	Treynor State Bk-IM		245,000.00	0.27
	14812 - 0.500%
245,000.00	St Bank of India, CD		245,000.00	0.27
	33682 0.35% 02/26/14
	856284R6
245,000.00	Bank of China, NY CD		245,000.00	0.27
	33653 0.25% 03/05/14
	06426RBQ
245,000.00	GE Capital Bk, UT CD		245,000.00	0.27
	33778 0.20% 03/07/14
	36160X5G
245,000.00	Great Western Bk CD		245,000.00	0.27
	15289 0.25% 03/12/14
250,000.00	PlainsCap Bk CD TSB		250,000.00	0.28
	17491 0.40% 03/21/14
245,000.00	Beal Bank, NV CD		245,000.00	0.27
	57833 0.25% 04/02/14
	07370VZX
245,000.00	Mizuho Bank, NY CD		245,000.00	0.27
	21843 0.25% 05/01/14
	60688TLH
245,000.00	GE Cap Retail CD TSB		245,000.00	0.27
	27314 0.36% 05/02/14
245,000.00	Customers Bk CD TSB		245,000.00	0.27
	34444 0.26% 05/06/14
245,000.00	Bank of India, NY CD		245,000.00	0.27
	33648 0.40% 05/07/14
	0627827G
245,000.00	Discover Bank, DE CD		245,000.00	0.27
	05649 0.30% 05/20/14
	254671ZW
245,000.00	First Niagara, NY CD		245,000.00	0.27
	16004 0.30% 05/22/14
	33583CFB
245,000.00	Bank Hapoalim CD		245,000.00	0.27
	33686 0.40% 05/27/14
	06251AZZ
245,000.00	Bankers Bank, OK CD		245,000.00	0.27
	26677 0.20% 05/30/14
	06610QBW
500,000.00	CDARS Treynor St Bk		500,000.00	0.56
	0.160% Due 06/05/14
245,000.00	Medallion Bank,UT CD		245,000.00	0.27
	57449 0.30% 06/13/14
	58403BC9
245,000.00	Safra Nat'l , NY CD		245,000.00	0.27
	26876 0.30% 06/13/14
	78658AHG
245,000.00	Transport Alli Bk CD		245,000.00	0.27
	34781 0.35% 06/13/14
	89387W6B
245,000.00	Investors Bk, NJ CD		245,000.00	0.27
	28892 0.30% 08/15/14
	46176PCH
245,000.00	Beal Bank, TX CD		245,000.00	0.27
	32574 0.30% 08/20/14
	07370TG8
245,000.00	Firstbank, PR CD		245,000.00	0.27
	30387 0.40% 08/29/14
	33764JZN
245,000.00	Meridian Bk CD (SC)		245,000.00	0.27
	57777 0.45% 09/27/14
245,000.00	BBCN Bank, CA CD		245,000.00	0.27
	26610 0.30% 11/18/14
	073296AY
245,000.00	First Bank, NC CD		245,000.00	0.27
	15019 0.30% 11/28/14
	31931TCX
247,462.14	Newburyport Bk,MA CD		247,462.14	0.28
	90251 0.45% 11/29/14
245,000.00	Wex Bank, UT CD		245,000.00	0.27
	34697 0.40% 12/12/14
	92937CBS
245,000.00	OneWest Bank CD (SC)		245,000.00	0.27
	58978 0.80% 12/26/14
245,000.00	Frontenac Bk CD (SC)		245,000.00	0.27
	34986 0.61% 12/27/14

51,103,550.65		Short-Term Invest	51,103,550.65	57.08

89,535,317.59		TOTAL PORTFOLIO	89,540,362.80	100.01

ITEM 2. CONTROLS AND PROCEDURES

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF February 28, 2014, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD SIGNIFICANTLY AFFECT THESE CONTROLS SUBSEQUENT TO THE DATE OF THEIR EVALUATION, INCLUDING ANY CORRECTIVE ACTIONS WITH REGARD TO SIGNIFICANT DEFICIENCIES AND MATERIAL WEAKNESSES.

ITEM 3. EXHIBITS.

(A) A CERTIFICATION FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER IS ATTACHED AS EXHIBIT A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MILES FUNDS, INC.

By

   David W. Miles, President

   February 28, 2014

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

David W. Miles, President, Principal Executive Officer

February 28, 2014

Amy M. Mitchell, Treasurer, Principal Financial and Accounting Officer

February 28, 2014